Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.00%
Alabama–4.66%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$ 2,500	$ 2,662,072
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	377,730
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	18,188,721
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	175	172,536
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,726,081
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	8,750	8,893,267
Series 2013 D, Revenue Wts.	6.00%	10/01/2042	8,000	8,756,647
Series 2013 D, Revenue Wts.	7.00%	10/01/2051	4,000	4,427,775
Series 2013 D, Revenue Wts.	6.50%	10/01/2053	7,500	8,251,958
Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	20,185	20,504,866
Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	20,000	20,311,446
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,979,388
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	196,157
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(b)	4.00%	12/01/2031	15,000	15,365,025
				117,813,669
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(e)	5.88%	12/01/2027	600	12,000
Arizona–2.79%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	717,258
Series 2017 A, Ref. RB	5.00%	07/01/2047	925	978,263
Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,054,757
Series 2018 A, Ref. RB	5.00%	07/01/2038	500	536,584
Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	1,910,827
Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,249,147
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	945,932
Series 2018, RB	5.00%	05/01/2051	1,000	849,376
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	623,517
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2021 A, RB	4.00%	11/01/2051	2,100	2,024,621
City of Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2049	7,050	7,172,482
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	278	276,516
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	85,778
Series 2017 C, RB	5.00%	07/01/2048	145	153,752
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(f)	5.00%	07/01/2049	800	813,318
Series 2019, Ref. RB(f)	5.00%	07/01/2054	600	608,244
Maricopa County School District No. 24; Series 2007 B, GO Bonds	5.50%	07/01/2022	60	60,073
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	174	174,105
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	420	419,986
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,229,129
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	8,500	8,500,000
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	2,765	2,762,950
Series 2019, RB	5.00%	07/01/2049	6,845	7,529,646
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	$ 1,730	$ 1,738,651
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	550	597,606
Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,097,422
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	900,253
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	194,442
Series 2019, RB	5.25%	07/01/2049	240	234,230
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	709,749
Salt River Project Agricultural Improvement & Power District (Arizona Salt River); Series 2019 A, RB	4.00%	01/01/2041	6,595	6,888,193
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	113,747
Series 2007, RB	5.00%	12/01/2032	3,000	3,351,983
Series 2007, RB	5.00%	12/01/2037	11,500	12,992,718
				70,495,255
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,112,292
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)(h)	6.25%	02/01/2038	1,550	1,550,000
				3,662,292
California–9.89%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,888,960
California (State of);
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	5,411,378
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	11,069,894
Series 2017, GO Bonds	5.00%	08/01/2046	8,500	9,177,471
Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,357,824
Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,559,667
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,335,495
Series 2020, GO Bonds	4.00%	03/01/2050	1,325	1,368,530
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	08/01/2031	18,000	18,647,105
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(i)	0.00%	06/01/2050	129,820	20,515,688
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	25	25,380
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(i)	0.00%	06/01/2046	7,000	1,509,002
Series 2006 B, RB(i)	0.00%	06/01/2046	6,000	1,248,763
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,100	3,101,793
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,572,277
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,262,881
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	168	170,027
Series 2019 A-2, RB	4.00%	03/20/2033	1,924	1,925,959
Series 2021 A, RB	3.25%	08/20/2036	3,672	3,427,247
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(d)	5.00%	05/15/2043	4,250	4,481,862
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2049	3,500	3,691,661
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(f)	5.00%	10/01/2033	1,000	1,005,497
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	970	1,018,385
Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2032	1,450	1,529,173
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2033	885	933,863
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	193,428
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(i)	0.00%	06/01/2057	$345,750	$ 17,911,579
Lammersville Joint Unified School District; Series 2013, RB	6.00%	09/01/2043	2,750	2,831,618
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	415	417,315
Series 2012, Ref. RB	5.10%	09/01/2026	375	377,109
Series 2012, Ref. RB	5.15%	09/01/2027	885	889,916
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,005,421
Series 2012, Ref. RB	5.25%	09/01/2029	500	502,687
Series 2012, Ref. RB	5.30%	09/01/2030	500	502,356
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,004,687
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(d)	4.00%	08/01/2042	3,500	3,547,399
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,397,751
Los Angeles Unified School District;
Series 2018-XF2575, Ctfs.(j)	5.25%	07/01/2042	20,000	22,275,816
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,500	5,681,421
Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,254,456
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	12,765,381
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(c)	5.00%	08/01/2042	4,500	2,472,731
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	1,250	1,317,327
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	1,500	1,580,190
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2034	850	895,270
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(d)	5.25%	08/01/2046	2,575	2,833,222
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2033	1,725	1,868,474
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2034	3,080	3,333,159
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	6,000	6,166,847
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	5,411,768
Series 2021 A, RB (INS - AGM)(d)	5.00%	07/01/2051	15,000	16,560,261
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2022 B, Ref. RB	5.00%	05/01/2052	7,500	8,497,973
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2035	1,880	2,022,244
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	2,000	2,203,144
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(d)(i)	0.00%	08/01/2044	8,990	3,488,554
University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	5,604,214
				250,049,500
Colorado–2.76%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	2,018,447
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	606,868
Colorado (State of) Educational & Cultural Facilities Authority; Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,102,196
Colorado (State of) Health Facilities Authority; Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,408,598
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group);
Series 2019, Ref. RB	4.00%	11/15/2043	2,000	2,030,785
Series 2021 A, Ref. RB	4.00%	11/15/2050	10,000	10,085,109
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	6,802,661
Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	895,202
Denver (City & County of), CO; Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	13,592,005
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(d)(i)	0.00%	09/01/2025	125	115,368
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	7,000	7,842,374
Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,798,144
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	920,762
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,378,049
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,599,466
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	$ 710	$ 721,393
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,694,106
Series 2008, RB	6.50%	11/15/2038	5,000	6,551,163
Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2042	4,665	5,058,593
Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2047	1,500	1,617,174
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)	5.00%	12/01/2023	106	110,428
Series 2013, Ref. GO Bonds(a)(b)	5.13%	12/01/2023	250	261,229
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2050	1,500	1,670,112
				69,880,232
Connecticut–0.94%
Connecticut (State of); Series 2020 A, RB	4.00%	05/01/2039	1,000	1,025,354
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2042	6,125	6,161,658
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	12,430	12,211,012
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2044	1,100	1,154,963
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(g)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	710,333
Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	11,260	2,505,364
				23,828,684
District of Columbia–1.73%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	15	15,038
Series 2019 A, RB	4.00%	03/01/2044	4,335	4,527,026
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	340	356,652
Series 2001, RB	6.75%	05/15/2040	4,385	4,516,909
Series 2006 B, RB(i)	0.00%	06/15/2046	72,125	11,284,692
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	7,626,185
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	4.00%	07/15/2046	15,000	15,449,754
				43,776,256
Florida–6.41%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	2,055	2,038,640
Amelia Concourse Community Development District; Series 2007, RB(e)(g)	5.75%	05/01/2038	1,510	1,464,700
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	150	150,044
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	18,000	18,555,752
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,334,058
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	465,601
Series 2019 A, RB	5.00%	12/15/2054	320	326,287
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	260,723
Series 2018 A, RB(f)	5.38%	06/15/2048	480	483,552
Chapel Creek Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2038	1,990	1,791,000
Clearwater Cay Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(e)(g)	5.20%	05/01/2038	2,280	1,026,000
East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	352,049
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(j)	5.00%	10/01/2032	9,385	9,406,945
Heritage Isles Community Development District; Series 1999, RB(e)	7.10%	10/01/2023	195	27,300
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	85	85,021
Indigo Community Development District; Series 2005, RB(e)(g)	5.75%	05/01/2036	375	262,500
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	$ 5,000	$ 5,340,596
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	30	31,150
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	190,554
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	559,168
Series 2018 A, RB(f)	5.75%	07/15/2053	600	610,154
Lakeland (City of), FL (Florida Southern College);
Series 2012 A, Ref. RB(a)(b)	5.00%	09/01/2022	1,255	1,262,172
Series 2012 A, Ref. RB(a)(b)	5.00%	09/01/2022	1,000	1,004,696
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,089,130
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	4,089,195
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,090	1,090,652
Magnolia Creek Community Development District; Series 2007 A, RB(e)(g)	5.90%	05/01/2039	195	107,250
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	75	75,523
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(d)(i)	0.00%	10/01/2042	6,925	2,981,355
Series 2013 A, RB(a)(b)	5.50%	10/01/2023	3,000	3,150,986
Series 2019 B, RB (INS - BAM)(d)	4.00%	10/01/2049	17,745	18,246,199
Series 2020 A, Ref. RB	4.00%	10/01/2040	3,375	3,400,926
Series 2020 A, Ref. RB	4.00%	10/01/2041	1,500	1,509,327
Series 2021, RB (INS - BAM)(d)	4.00%	10/01/2051	5,000	5,190,679
Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	15,000	15,582,052
Miami-Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital); Series 2021 A, Ref. RB	4.00%	08/01/2046	1,495	1,490,165
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	20,000	20,483,704
Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,206,382
Naturewalk Community Development District; Series 2007 A, RB(e)(g)	5.50%	05/01/2038	335	120,600
Orlando (City of), FL; Series 2008, RB (INS - AGC)(d)	5.50%	11/01/2038	180	180,476
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,355,675
Osceola (County of), FL; Series 2019 A-1, Ref. RB	5.00%	10/01/2044	2,230	2,399,701
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	415	415,760
Series 2011, RB	5.63%	05/01/2042	1,000	1,001,915
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	765,700
Reunion East Community Development District;
Series 2002 A-2, RB(e)(g)	7.38%	05/01/2033	860	9
Series 2005, RB(e)(g)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	14,066
South Bay Community Development District;
Series 2005 A, RB(e)(g)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,700	1,678,487
Series 2005 A-2, Ref. RB(e)(g)	6.60%	05/01/2036	1,095	547,500
Series 2005 B-2, Ref. RB(e)(g)	6.60%	05/01/2025	935	467,501
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2036	1,000	888,007
Series 2021, Ref. RB	4.00%	12/15/2041	750	632,232
Series 2021, Ref. RB	4.00%	12/15/2046	750	605,524
Series 2021, Ref. RB	4.00%	12/15/2050	1,000	786,443
Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2033	210	139,987
Series 2020 A, RB(i)	0.00%	09/01/2034	880	561,913
Series 2020 A, RB(i)	0.00%	09/01/2035	750	458,724
Series 2020 A, RB(i)	0.00%	09/01/2036	850	497,634
Series 2020 A, RB(i)	0.00%	09/01/2037	825	462,093
Series 2020 A, RB(i)	0.00%	09/01/2038	1,050	561,235
Series 2020 A, RB(i)	0.00%	09/01/2039	1,000	509,505
Villages of Avignon Community Development District (The); Series 2007 A, RB(e)(g)	5.40%	05/01/2037	250	17,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,560	3,561,041
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	$ 1,665	$ 1,667,556
Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	146	96,963
Series 2007 B, RB(g)(i)	0.00%	11/01/2028	978	578,986
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,050	3,052,764
Series 2005 A-2, RB(e)(g)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB(h)	5.80%	05/01/2037	415	415,093
Westside Community Development District; Series 2019 2, RB(e)	5.65%	05/01/2037	525	374,017
Zephyr Ridge Community Development District; Series 2006 A, RB(e)(g)	5.63%	05/01/2037	979	411,038
				162,115,143
Georgia–1.90%
Atlanta (City of), GA; Series 2019 A, RB	4.00%	07/01/2049	9,895	10,097,826
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	565	483,921
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,055	1,034,172
Series 2018 A, RB	6.00%	12/01/2038	2,145	2,071,043
Series 2018 A, RB	6.25%	12/01/2048	5,280	4,980,995
Series 2018 A, RB	6.50%	12/01/2053	3,040	2,918,396
Fulton (County of), GA Development Authority; Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,137,022
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	2,002,763
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,096,685
Series 2022 C, RB(b)(f)	4.00%	11/01/2027	17,000	17,010,380
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	757,623
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,017,755
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	843,451
Series 2018 A-2, RB(b)	5.50%	12/01/2028	700	641,481
				48,093,513
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,648,125
Illinois–6.94%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(d)	4.00%	01/01/2042	6,000	6,002,281
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,635,395
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,171,739
Series 2018 B, RB	5.00%	01/01/2053	10,000	10,688,516
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(i)	0.00%	12/01/2024	915	843,928
Series 1999 A, GO Bonds (INS - NATL)(d)(i)	0.00%	12/01/2024	1,405	1,295,868
Series 2016, RB	6.00%	04/01/2046	4,300	4,609,728
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2026	775	851,406
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2028	2,250	2,529,505
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	1,000	1,110,317
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2034	1,205	1,331,221
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,450	2,657,743
Chicago O’Hare International Airport; Series 2020 A, Ref. RB	4.00%	01/01/2037	5,000	5,082,412
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	3,000	3,102,635
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(d)	7.13%	06/01/2024	1,775	1,843,030
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	298	298,096
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	03/01/2035	2,000	2,076,667
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	690	630,343
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $1,773,512)(e)(k)	5.50%	12/01/2027	$ 2,225	$ 1,869,000
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $758,969)(e)(k)	5.63%	12/01/2032	1,000	840,000
Series 2008, RB (Acquired 08/26/2008; Cost $3,040,000)(k)	6.88%	08/01/2028	3,040	2,806,716
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,082,051
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,543,104
Series 2016, GO Bonds (INS - BAM)(d)	4.00%	06/01/2041	5,000	4,908,540
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,225,667
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,721,707
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,069,044
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,172,931
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	787,686
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,437,726
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,062,139
Series 2021 A, GO Bonds	5.00%	03/01/2046	3,200	3,334,996
Illinois (State of) Finance Authority;
Series 2012 A, RB	5.75%	10/01/2032	500	501,965
Series 2012 A, RB	6.00%	10/01/2048	450	451,529
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	4.00%	10/01/2040	950	951,927
Series 2020, RB	4.00%	10/01/2050	3,000	2,871,600
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,395,621
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	2,000	2,092,156
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2028	2,520	2,854,591
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	455	522,406
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2030	245	279,328
Illinois (State of) Toll Highway Authority;
Series 2020 A, RB	5.00%	01/01/2045	20,785	23,233,635
Series 2021 A, RB	4.00%	01/01/2046	7,785	7,902,125
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,073,174
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,170,108
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,499,773
Lincolnshire (Village of), IL; Series 2004, RB	6.25%	03/01/2034	2,000	1,948,726
Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	442,425
Metropolitan Pier & Exposition Authority; Series 1998 A, RB (INS - AGM)(d)	5.50%	12/15/2023	440	452,753
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,065,498
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(e)(g)	6.00%	03/01/2036	554	451,510
Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(j)	4.00%	06/01/2043	18,000	18,403,792
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,514,585
Southwestern Illinois Development Authority;
Series 2006, RB(e)	5.63%	11/01/2026	890	623,000
Series 2008 A, Ref. RB(g)(h)	7.00%	10/01/2022	2,570	385,500
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	239,169
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	153,752
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	182,224
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2032	945	1,073,438
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2033	690	782,493
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2034	615	696,360
Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,806,723
				175,644,023
Indiana–0.59%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,082,322
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,789,068
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	8,098,055
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis (City of), IN; Series 2009 A, RB	7.00%	02/01/2039	$ 2,025	$ 1,892,882
				14,862,327
Iowa–0.50%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	140	139,453
Series 2007, RB(e)	5.90%	12/01/2028	400	8,000
Series 2012, RB	5.00%	08/15/2028	1,685	1,696,064
Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,383,104
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,785	8,350,333
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB	5.00%	12/01/2036	1,000	1,072,753
				12,649,707
Kansas–0.01%
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	375	338,336
Kentucky–1.89%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2032	5,480	5,986,171
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2033	11,525	12,570,170
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2034	5,000	5,449,242
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2037	2,500	2,719,922
Kentucky (Commonwealth of) Property & Building Commission (Project No. 115); Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,754,766
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,647,785
Series 2018, RB	5.00%	05/01/2036	1,170	1,285,467
Series 2018, RB	5.00%	05/01/2037	4,605	5,056,641
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	10,373,162
Springfield (City of), KY; Series 2004, Ref. RB(e)(g)	5.75%	10/01/2035	15	30
				47,843,356
Louisiana–1.40%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	4	3,729
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,709,491
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(h)	5.00%	07/01/2032	395	371,300
Series 2017, Ref. RB(h)	5.00%	07/01/2033	300	282,000
Series 2017, Ref. RB(h)	5.00%	07/01/2037	345	324,300
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2042	7,500	7,913,597
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,370,806
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	51,761
Louisiana State Citizens Property Insurance Corp.;
Series 2012, Ref. RB(a)(b)	5.00%	06/01/2022	950	950,000
Series 2012, Ref. RB(a)(b)	5.00%	06/01/2022	635	635,000
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,488,139
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2043	700	749,641
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2048	1,280	1,344,627
New Orleans (Port of), LA Board of Commissioners; Series 2020 D, RB	5.00%	04/01/2050	9,395	10,297,672
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	1,952,692
Series 2017, Ref. RB(b)	2.38%	07/01/2026	2,000	1,907,762
				35,352,517
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.44%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth); Series 2020 A, RB	4.00%	07/01/2050	$ 11,150	$ 11,171,624
Maryland–2.13%
Baltimore (City of), MD (Water); Series 2020 A, RB	4.00%	07/01/2045	2,000	2,062,019
Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	5,428,721
Series 2020, Ref. RB	4.00%	01/01/2050	6,000	6,177,401
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,547,047
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,041
Series 2004, RB (INS - AMBAC)(d)	5.00%	07/01/2034	15	15,123
Series 2016, Ref. RB	5.00%	06/01/2036	400	421,614
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	5,250	5,265,726
Series 2020 B, RB	4.00%	04/15/2050	5,000	4,973,735
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	20,000	20,455,562
Maryland Economic Development Corp.;
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,000	1,003,117
Series 2016, Ref. RB (INS - AGM)(d)	5.00%	06/01/2035	4,530	4,893,431
Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,567	1,580,050
				53,828,587
Massachusetts–1.23%
Commonwealth of Massachusetts; Series 2016-XF0530, Ctfs.(j)	5.00%	12/01/2035	20,000	22,007,006
Massachusetts (Commonwealth of) Development Finance Agency; Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,102,994
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.); Series 2020 C, Ref. RB (INS - AGM)(d)	4.00%	10/01/2045	3,000	3,007,304
Massachusetts (State of) Development Finance Agency (SpringField College);
Series 2021 B, Ref. RB	4.00%	06/01/2041	2,535	2,476,382
Series 2021 B, Ref. RB	4.00%	06/01/2050	1,700	1,599,819
				31,193,505
Michigan–3.66%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(d)	7.50%	07/01/2033	60	60,292
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2043	150	157,531
Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2048	1,350	1,414,139
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	2,155	2,161,805
Grand Traverse Academy; Series 2007, Ref. RB	5.00%	11/01/2022	110	110,002
Michigan (State of); Series 2021, RB	4.00%	11/15/2044	16,000	16,435,088
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,134,081
Series 2008 C, RB(i)	0.00%	06/01/2058	289,275	13,954,713
Series 2010 A, RB	5.90%	12/01/2030	555	554,972
Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	1,000	1,054,587
Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2026	895	942,921
Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2027	930	978,631
Series 2014, Ref. RB(f)	6.75%	07/01/2044	6,000	6,150,045
Series 2018, Ref. RB	5.75%	11/01/2040	635	665,437
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	5,457,000
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,041,522
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,553,241
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,040,699
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,322,166
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	6,622,391
Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,074	5,885,962
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	1,180	1,293,964
Series 2019 B, RB	5.00%	02/15/2048	6,650	7,271,891
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	$ 400	$ 244,000
Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	808,250
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,297
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	626,963
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,273,107
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,589,944
Series 2019, GO Bonds	5.00%	05/01/2044	3,270	3,682,723
Series 2019, GO Bonds	5.00%	05/01/2049	3,270	3,662,912
				92,651,276
Minnesota–0.22%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	970,320
Duluth (City of), MN Economic Development Authority; Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,440,069
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	918,034
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	520	515,030
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	686,853
				5,530,306
Mississippi–0.47%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,696,678
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,307,259
				12,003,937
Missouri–0.90%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB (Acquired 10/24/2002-02/13/2012; Cost $14,360,000)(e)(g)(k)	7.20%	05/01/2049	14,360	4,738,800
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(g)	7.05%	05/01/2027	70	60,176
Series 2007 A, RB(g)	5.75%	05/01/2026	715	614,054
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)(h)	5.88%	12/01/2031	675	438,750
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	400	338,741
Columbia (City of), MO Housing Authority;
Series 2015, RB	5.00%	12/15/2040	580	532,025
Series 2015, RB	5.13%	12/15/2050	1,330	1,181,823
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	348,513
Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	5,125	4,908,307
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	274,776
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(e)(g)	5.75%	03/01/2029	250	155,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,500	1,478,154
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	52	42,882
St Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	373	123,090
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	1,025	900,560
St. Louis (City of), MO;
Series 2006 A, RB(g)(h)	6.00%	08/04/2025	481	52,910
Series 2007, RB(g)	5.50%	05/29/2028	661	263,874
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,525,560
St. Louis (County of), MO;
Series 2006, RB(g)(h)	6.00%	08/21/2026	545	109,000
Series 2006, RB(g)(h)	6.00%	08/21/2026	846	186,120
Series 2006, RB(g)	5.50%	03/09/2027	1,879	507,330
Series 2007 A, RB(g)	5.50%	01/20/2028	758	318,360
Series 2007 B, RB(g)(h)	5.50%	01/20/2028	466	23,300
Series 2008 A, RB(g)	6.60%	01/21/2028	3,255	1,367,100
Series 2008, RB(g)(h)	6.69%	04/21/2029	1,080	183,600
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Stone Canyon Community Improvement District; Series 2007, RB(e)(g)	5.75%	04/01/2027	$ 320	$ 83,200
				22,756,005
Montana–0.09%
Hardin (City of), MT; Series 2006, RB(g)(h)	6.25%	09/01/2031	11,710	2,342,000
Nebraska–0.96%
Central Plains Energy Project (No. 3);
Series 2012, RB(l)	5.25%	09/01/2037	9,510	9,591,811
Series 2017 A, Ref. RB	5.00%	09/01/2037	4,000	4,522,690
Omaha (City of), NE Public Power District; Series 2021 A, RB	4.00%	02/01/2051	10,000	10,206,599
				24,321,100
Nevada–0.80%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	260	260,672
Series 2007 A, RB	5.05%	02/01/2031	255	255,465
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,742,968
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,964,399
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	10,000	11,044,763
				20,268,267
New Hampshire–0.38%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(d)(i)	0.00%	01/01/2029	305	230,819
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(f)	5.25%	07/01/2039	410	398,721
Series 2019 A, RB(f)	5.63%	07/01/2046	230	229,837
Series 2019 A, RB(f)	5.75%	07/01/2054	570	570,836
Series 2020 1-A, RB	4.13%	01/20/2034	3,869	4,072,815
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	3,410	3,987,775
				9,490,803
New Jersey–7.77%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	276,975
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	549,777
Series 2017 B, GO Bonds (INS - AGM)(d)	4.00%	03/01/2042	3,510	3,560,107
Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2030	2,000	2,101,348
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2032	2,000	2,097,561
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	10,131,365
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	3,950	4,264,519
Series 2020 A, GO Bonds	4.00%	06/01/2032	2,430	2,617,044
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,164,952
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,092,936
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,785,468
Series 2017, Ref. RB (INS - AGM)(d)	5.00%	06/01/2037	1,000	1,097,145
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,725,884
Series 2018 A, RB	5.00%	06/15/2047	735	774,697
Series 2018 A, RB(f)	6.50%	11/01/2052	220	240,046
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,244,554
Series 2019, RB	4.00%	06/15/2044	3,000	2,987,805
Series 2020, RB	4.00%	11/01/2038	1,750	1,762,748
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	904	1,006,098
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(d)	5.00%	07/01/2029	2,100	2,233,356
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(d)	5.75%	06/15/2024	$ 11,570	$ 12,318,375
Series 2008 A, RB(i)	0.00%	12/15/2038	5,680	2,982,972
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,199,974
Series 2016, RN	5.00%	06/15/2030	6,000	6,447,554
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,190,101
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,015,490
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	943,802
Series 2020 AA, RB	4.00%	06/15/2045	7,125	7,087,965
Series 2020 AA, RB	5.00%	06/15/2045	1,435	1,552,365
Series 2020 AA, RB	4.00%	06/15/2050	10,200	10,011,924
Series 2020 AA, RB	5.00%	06/15/2050	1,230	1,323,463
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,384,473
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,307,631
Series 2021 A, RB	4.00%	01/01/2051	12,000	12,223,506
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	3,826,959
Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	4,900,320
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,421,749
Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	7,672,763
Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	13,961,489
Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	4,290,538
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,210,102
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	6,366,377
Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	14,092,795
				196,447,072
New Mexico–0.08%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	222,406
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,776,125
				1,998,531
New York–11.88%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(j)	5.00%	02/15/2037	8,500	9,194,405
Series 2017 XF0549, Revenue Ctfs.(j)	5.00%	02/15/2039	7,500	8,061,602
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,271,050
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	10,962,369
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(m)(n)	0.45%	11/15/2050	6,980	6,980,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	15,089,389
Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,767,910
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	13,551,398
New York & New Jersey (States of) Port Authority;
Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	10,733,993
Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,000	5,563,855
New York (City of), NY;
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	10,940,580
Series 2018 E-1, GO Bonds	5.00%	03/01/2040	10,065	11,075,014
Subseries 2012 G-6, VRD GO Bonds (LOC - Mizuho Bank Ltd.)(m)(n)	0.44%	04/01/2042	5,000	5,000,000
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	10,000	10,683,234
Subseries 2012 A-1, VRD RB(m)	0.45%	06/15/2044	490	490,000
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	$ 14,000	$ 15,332,106
Series 2019 A-3, RB	4.00%	05/01/2041	5,000	5,176,727
Series 2019 B-1, RB	4.00%	11/01/2045	4,000	4,120,341
Series 2020, RB	4.00%	05/01/2047	5,000	5,153,414
Series 2022, RB	4.00%	02/01/2043	5,000	5,207,049
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,774,728
Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,884,226
Series 2016 A, RB	5.00%	03/15/2035	5,000	5,437,778
Series 2020 D, Ref. RB	4.00%	02/15/2047	14,300	14,638,441
Series 2021 A, Ref. RB	4.00%	03/15/2041	14,130	14,647,682
New York (State of) Dormitory Authority (Columbia University); Series 2017 A, RB	5.00%	10/01/2047	10,990	14,016,065
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	7,116,969
Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	5,067,550
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2045	1,000	1,022,654
Series 2019 B, RB	4.00%	01/01/2050	5,015	5,109,775
Series 2019 B, RB	4.00%	01/01/2053	5,880	5,977,326
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	5,123,265
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	66,336
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	321,041
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	7,180,145
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	2,025,568
Series 2020 A, RB	5.00%	03/15/2042	515	578,053
Series 2020 A, RB	4.00%	03/15/2049	10,000	10,241,947
Series 2020 C, Ref. RB	5.00%	03/15/2050	7,000	7,791,125
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2034	2,250	2,437,456
Series 2020, Ref. RB	5.00%	12/01/2036	2,205	2,380,966
Series 2020, Ref. RB	4.00%	12/01/2039	1,700	1,696,142
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	3,000	3,366,826
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,557,787
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,608,318
				300,422,605
North Carolina–0.41%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(m)	0.42%	01/15/2048	4,765	4,765,000
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(d)	5.00%	01/01/2038	5,000	5,601,633
				10,366,633
Ohio–2.56%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	27,760	28,198,622
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	49,575	7,302,442
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	3,445	3,457,983
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,146,614
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,702,734
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	540	540,133
Series 2004, RB	6.40%	02/15/2034	5,860	5,784,932
Greene (County of), OH; Series 2002 A, RB (INS - ACA)(d)	5.50%	09/01/2027	955	955,020
Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	100	100,058
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,216,034
Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,150,871
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	$ 1,350	$ 1,205,594
Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,067,157
				64,828,194
Oklahoma–0.13%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,355,638
Oregon–0.10%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,456,860
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	1,023,206
				2,480,066
Pennsylvania–5.78%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	3,027,273
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(d)	5.00%	08/01/2033	5,000	5,403,167
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	3,250	3,283,356
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,389,158
Series 2018, RB	5.00%	06/01/2032	3,000	3,313,438
Series 2018, RB	5.00%	06/01/2033	2,000	2,202,953
Series 2018, RB	5.00%	06/01/2034	1,760	1,935,526
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,463,316
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,358,949
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	5.00%	04/01/2050	5,000	5,427,056
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.68%	10/15/2025	1,510	1,510,000
Pennsylvania (Commonwealth of);
First Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,025,278
First Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	11,159,917
First Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	12,850,812
First Series 2018 1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,321,338
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	5,000	5,508,546
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	5,000	5,504,082
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,762,041
Series 2014 A-3, RB(i)	0.00%	12/01/2041	3,450	1,551,467
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,367,426
Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	5,522,201
Series 2017 B-1, RB	5.00%	06/01/2042	7,750	8,242,715
Series 2018 A-2, RB	5.00%	12/01/2048	7,000	7,620,012
Series 2019 A, RB (INS - AGM)(d)	4.00%	12/01/2049	8,500	8,688,963
Series 2020 B, RB	5.00%	12/01/2050	5,000	5,542,768
Series 2021 B, RB	4.00%	12/01/2046	2,000	1,962,966
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,107,000
Series 2019 B, RB	5.00%	11/01/2049	1,000	1,113,871
Series 2020 A, RB	5.00%	11/01/2045	6,300	7,059,076
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB(a)(b)	5.63%	07/01/2022	3,500	3,512,660
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(a)(b)	6.13%	03/15/2023	685	709,307
Philadelphia Gas Works Co.; Eighth Series 2009 C, Ref. VRD RB (LOC - Barclays Bank PLC)(m)(n)	0.68%	08/01/2031	450	450,000
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,097,848
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,260,297
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2035	$ 280	$ 307,238
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2036	255	279,003
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2029	1,000	1,123,468
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,459,693
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	990,807
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	789,220
				146,204,212
Puerto Rico–5.91%
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	850	867,143
Series 2005 A, RB	0.00%	03/15/2049	750	765,126
Series 2022, RB	0.00%	03/15/2049	8,695	4,886,494
Series 2022, RB	0.00%	03/15/2049	8,000	4,861,754
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	1,878	1,726,760
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	4,698	2,788,246
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	4,077	4,131,797
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,066	4,281,557
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,400,220
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,385,736
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,361,535
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,579,996
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,174,025
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,724,095
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	3,829	3,637,366
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,982	3,725,653
Subseries 2022, RN	0.00%	11/01/2043	19,307	10,015,567
Subseries 2022, RN	0.00%	11/01/2051	47	21,902
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(a)	5.25%	07/01/2029	1,885	1,890,864
Series 2012 A, RB(a)	5.75%	07/01/2037	5,400	5,418,957
Series 2012 A, RB(a)	5.25%	07/01/2042	5,880	5,898,290
Series 2012 A, RB(a)	6.00%	07/01/2047	10,090	10,127,357
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2023	30	30,673
Series 2005 RR, RB (Acquired 05/02/2013; Cost $260,000) (INS - NATL)(d)(k)	5.00%	07/01/2024	260	265,836
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	4,000	4,089,776
Series 2007 VV, Ref. RB (Acquired 01/30/2013; Cost $1,715,387) (INS - NATL)(d)(k)	5.25%	07/01/2025	1,690	1,741,849
Series 2008 WW-RSA-1, RB (Acquired 02/20/2014; Cost $1,988,470)(e)(k)	5.38%	07/01/2023	2,750	2,574,688
Series 2008 WW-RSA-1, RB (Acquired 10/25/2013; Cost $1,525,334)(e)(k)	5.25%	07/01/2025	1,985	1,855,975
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2028	2,830	2,646,050
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	1,850	1,720,500
Series 2010 CCC-RSA-1, RB (Acquired 05/22/2014; Cost $1,585,000)(e)(k)	5.00%	07/01/2028	2,500	2,325,000
Series 2010 XX, RB(e)	5.25%	07/01/2040	1,670	1,561,450
Series 2010 ZZ-RSA-1, Ref. RB (Acquired 01/03/2013; Cost $417,961)(e)(k)	5.25%	07/01/2022	410	383,350
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2025	405	378,675
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008, RB(g)	6.45%	07/01/2055	10,000	160,489
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(d)	5.00%	07/01/2035	10	10,076
Series 2003 G, RB (INS - NATL)(d)	5.00%	07/01/2033	20	20,617
Series 2004 I, RB (INS - FGIC)(d)(h)	5.00%	07/01/2022	40	37,200
Series 2007 M, RB(e)	5.00%	07/01/2046	3,500	1,933,750
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	530	530,066
Series 2012, Ref. RB	5.00%	10/01/2022	190	192,537
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $5,615,000)(e)(k)	5.50%	08/01/2031	$ 5,615	$ 238,643
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	34,472	10,488,847
Series 2018 A-1, RB(i)	0.00%	07/01/2051	28,082	6,204,819
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,913,121
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,484,549
Series 2019 A-2, RB	4.54%	07/01/2053	387	380,835
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,212,783
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,296,454
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	893,317
Series 2006 Q, RB	5.00%	06/01/2036	150	149,630
				149,391,995
Rhode Island–0.23%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(e)(k)	7.25%	07/15/2035	4,915	884,700
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,054
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,852,797
				5,757,551
South Carolina–0.10%
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,406,732
South Dakota–0.06%
Educational Enhancement Funding Corp.; Series 2013 B, RB(a)(b)	5.00%	06/01/2023	1,500	1,549,636
Tennessee–1.24%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	225,089
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	446,643
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	355,012
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	473,913
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,150,162
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,222,361
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,219,346
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,000	5,104,366
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	208,856
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	4.00%	07/01/2049	2,500	2,531,273
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	7,360,275
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	6,098,127
				31,395,423
Texas–5.87%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(d)	4.50%	08/15/2033	5	5,006
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	901,565
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,300	1,354,268
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	6,723,385
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,104,072
Goose Creek Consolidated Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	8,615	8,973,446
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(m)	0.42%	11/01/2041	25,800	25,800,000
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	3,870	3,934,362
Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	10,157,034
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,000	11,005,037
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	$ 25	$ 25,021
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,061,455
Series 2018, RB	5.00%	09/15/2048	2,500	2,567,918
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(a)(b)	5.88%	04/01/2023	555	574,355
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	780	807,870
Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,102,379
Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	391,344
Series 2016 A-1, RB(e)	5.00%	07/01/2031	140	105,000
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	250	266,042
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	850	900,858
Series 2019, RB(f)	5.00%	08/15/2039	425	429,203
Series 2019, RB(f)	5.00%	08/15/2049	150	150,734
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB(e)	5.00%	07/01/2046	700	525,000
Series 2016, RB(e)	5.00%	07/01/2051	600	450,000
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(d)	5.00%	01/01/2043	10,000	10,853,784
Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,795,332
San Antonio (City of), TX Water System;
Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	7,150,985
Series 2021 A, Ref. RB	4.00%	05/15/2051	15,000	15,301,212
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2020 A, Ref. RB	5.00%	08/15/2039	10,010	11,186,960
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	7,500	8,128,732
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2039	5,000	4,823,215
				148,555,574
Utah–0.08%
Utah (State of) Charter School Finance Authority;
Series 2018, RB	5.00%	10/15/2038	720	787,744
Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	1,110,290
				1,898,034
Vermont–0.03%
Burlington (City of), VT;
Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	350	355,375
Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	445	451,835
				807,210
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority; Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,480	1,490,847
Virginia–0.41%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	304	197,600
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(d)	5.00%	07/01/2041	8,950	9,522,251
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	735,802
				10,455,653
Washington–1.05%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	10,000	12,676,580
Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,781,270
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	50	49,999
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,461	1,446,423
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,181,190
Washington (State of) Health Care Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,420,074
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	$ 5,254	$ 4,913,671
				26,469,207
Wisconsin–1.35%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(i)	0.00%	12/15/2050	15,850	4,692,472
Series 2020 D, RB (INS - AGM)(d)(i)	0.00%	12/15/2055	8,130	1,903,308
Wisconsin (State of) Public Finance Authority;
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2036	900	996,183
Series 2019 A, RB(f)	5.38%	06/01/2044	435	378,603
Series 2019 A, RB(f)	5.50%	06/01/2054	540	458,754
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2054	1,275	1,384,952
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	1,400	1,520,732
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	370	370,883
Series 2012 A, RB	6.00%	07/15/2042	350	350,736
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	313,604
Wisconsin Center District; Series 2013 A, Ref. RB(a)(b)	5.00%	12/15/2022	1,475	1,503,151
Wisconsin Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(j)	4.00%	11/15/2034	20,000	20,335,824
				34,209,202
TOTAL INVESTMENTS IN SECURITIES(o)–99.00% (Cost $2,576,029,129)					2,504,112,360
FLOATING RATE NOTE OBLIGATIONS–(2.33)%
Notes with interest and fee rates ranging from 1.34% to 1.39% at 05/31/2022 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043(p)				(59,060,000)
OTHER ASSETS LESS LIABILITIES–3.33%					84,457,382
NET ASSETS–100.00%					$2,529,509,742
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $37,910,511, which represented 1.50% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $59,335,629, which represented 2.35% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(i)	Zero coupon bond issued at a discount.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Restricted security. The aggregate value of these securities at May 31, 2022 was $20,524,557, which represented less than 1% of the Fund’s Net Assets.
(l)	Security subject to crossover refunding.
(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.92%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $109,685,390 are held by TOB Trusts and serve as collateral for the $59,060,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,479,488,318	$24,624,042	$2,504,112,360
Other Investments - Assets
Investments Matured	—	3,665,569	780,860	4,446,429
Total Investments	$—	$2,483,153,887	$25,404,902	$2,508,558,789
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:
	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/22
Municipal Obligations	$26,699,709	$17,266	$(3,250,984)	$52,182	$(366,958)	$1,893,974	$—	$(421,147)	$24,624,042
Investments Matured	1,623,459	161,200	(153,686)	—	(1,739,346)	889,233	—	—	780,860
Total	$28,323,168	$178,466	$(3,404,670)	$52,182	$(2,106,304)	$2,783,207	$—	$(421,147)	$25,404,902
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco AMT-Free Municipal Income Fund